Value of Business Acquired and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Value of Business Acquired and Changes in the Balance

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$—	—	—
Interest	210	314	439
Amortization	(2,950)	(3,479)	(4,327)
Change in shadow VOBA	2,740	3,165	3,888

Balance, end of year	$—	—	—

Net Amortization of Value of Business Acquired	The net amortization of the VOBA in each of the next five years is expected to be as follows:

2016	$2,025
2017	1,120
2018	919
2019	392
2020	—

Intangible Assets

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$2,050	2,120	3,271
Amortization	—	(70)	(1,151)
Transfer to held-for-sale	(2,050)	—	—

Balance, end of year	$—	2,050	2,120